Taxes	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Taxes

Note 14 — Taxes

(a)	Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the current laws of the Cayman Islands. Additionally, Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Republic of Seychelles

China Bio-Tech was incorporated in the Republic of Seychelles and is not subject to tax on income or capital gains under the current laws of the Republic of Seychelles. Additionally, Republic of Seychelles does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

ZY HK was incorporated in Hong Kong and is subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by this company to its shareholders are not subject to any withholding tax in Hong Kong. Commencing from the year of assessment of 2023 and 2022, the first HK$2 million of profits earned by ZY HK will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

PRC

ZY Shenzhen is governed by the Enterprise Income Tax (“EIT”) laws of the PRC. Under the EIT laws of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a uniform 25% enterprise income tax rate. As ZY Shenzhen is an investment holding company, there was no revenue recorded in the books of ZY Shenzhen and as a result, there was no EIT for the years ended March 31, 2023 and 2022.

BF Beijing is governed by the EIT laws of the PRC and is subject to EIT at a uniform rate of 25%. Because BF Beijing is qualified as a small-scale and low-profit enterprise of which its annual taxable income must not be more than RMB3 million; its number of employees must not exceed 300 and its total assets must not exceed RMB50 million, BF Beijing enjoys a reduced tax rate of 5% on annual taxable income not exceeding RMB1 million and the remaining annual taxable income from RMB1 million to RMB3 million can enjoy a reduced tax rate of 10%. Commencing from the fiscal year started from January 1, 2021, the first RMB1 million of annual taxable income is taxed at half of the current reduced tax rate of 5% (i.e. 2.5%) while the remaining annual taxable income from RMB1 million to RMB3 million continues to be taxed at the current reduced tax rate of 10%. BF Beijing is also qualified as high and new technology enterprise and is also subject to a preferential income tax rate of 15%.

Because BF Beijing is qualified as a small-scale and low-profit enterprise as well as a high and new technology enterprise, BF Beijing is then subject to the following income tax rates:

Annual taxable income	Income tax rate

Not more than RMB1 million	2.5%
RMB1 million to RMB3 million	10.0%
Exceeding RMB3 million	15.0%

BF Internet is subject to the EIT rate of 25%.

The income tax provision consisted of the following components:

	Years ended March 31,
	2023	2022
Current tax (credit) expenses	$(8,840)	11,119
Deferred tax	—	—
Total income tax (credit) provision	$(8,840)	$11,119

The following table presents a reconciliation of the differences between the Company’s statutory income tax expense and the product of loss before tax multiplied by the PRC Enterprise Income tax Rate for the years ended March 31, 2023 and 2022.

	Years ended March 31
	2023	2022
	$	$
Loss before tax	2,294,697	1,114,446

Tax at the PRC enterprise income tax rate of 25%	(573,674)	(278,611)
Tax effect of preferential tax rate for small scale and low profit enterprise	331,460	(11,255)
Tax effect of tax loss not recognized	29,704	8,581
Tax effect of non-deductible expenses and non-taxable income, net	203,670	292,404
Effective income tax rate	(8,840)	11,119

As of March 31, 2023 and 2022, there were no deferred tax assets and liabilities recognized. As of March 31, 2023, the Group has unused tax losses of $216,868 (as of March 31, 2022: $98,053). No deferred tax asset has been recognized in respect of the tax losses due to the unpredictability of future profit streams.

(b)	Sales tax

The Company’s subsidiaries incorporated in the PRC are subject to a value added tax (“VAT”)for services rendered at a rate of 6% and for goods sold at a rate varying from 0% to 13% of the gross sales price depending on their categories in different periods. A credit is available whereby the VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on sales of the finished products and services. There is no VAT for Dandong BF which carries out the agricultural business.

(c)	Tax payable

The Company does not have material income tax payable as of March 31, 2023 and 2022.

Note 12 — Taxes

(a)	Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the current laws of the Cayman Islands. Additionally, Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Republic of Seychelles

China Bio-Tech was incorporated in the Republic of Seychelles and is not subject to tax on income or capital gains under the current laws of the Republic of Seychelles. Additionally, Republic of Seychelles does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

ZY HK was incorporated in Hong Kong and is subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by this company to its shareholders are not subject to any withholding tax in Hong Kong. Commencing from the year of assessment of 2021 and 2022, the first HK$2 million of profits earned by ZY HK will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

PRC

ZY Shenzhen is governed by the Enterprise Income Tax (“EIT”) laws of the PRC. Under the EIT laws of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a uniform 25% enterprise income tax rate. As ZY Shenzhen is an investment holding company, there was no revenue recorded in the books of ZY Shenzhen and as a result, there was no EIT for the years ended March 31, 2022 and 2021.

BF Beijing is governed by the EIT laws of the PRC and is subject to EIT at a uniform rate of 25%. Because BF Beijing is qualified as a small-scale and low-profit enterprise of which its annual taxable income must not be more than RMB3 million; its number of employees must not exceed 300 and its total assets must not exceed RMB50 million, BF Beijing enjoys a reduced tax rate of 5% on annual taxable income not exceeding RMB1 million and the remaining annual taxable income from RMB1 million to RMB3 million can enjoy a reduced tax rate of 10%. Commencing from the fiscal year started from January 1, 2021, the first RMB1 million of annual taxable income is taxed at half of the current reduced tax rate of 5% (i.e. 2.5%) while the remaining annual taxable income from RMB1 million to RMB3 million continues to be taxed at the current reduced tax rate of 10%. BF Beijing is also qualified as high and new technology enterprise and is also subject to a preferential income tax rate of 15%.

Because BF Beijing is qualified as a small-scale and low-profit enterprise as well as a high and new technology enterprise, BF Beijing is then subject to the following income tax rates:

Annual taxable income	Income tax rate

Not more than RMB1 million	2.5%
RMB1 million to RMB3 million	10.0%
Exceeding RMB3 million	15.0%

Dandong BF is exempted from the EIT in the PRC because of its agricultural business.

The income tax provision consisted of the following components:

	Years ended March 31,
	2022	2021
Current tax	$11,119	—
Deferred tax	—	—
Total provision for income taxes	$11,119	$—

The following table presents a reconciliation of the differences between the Company’s statutory income tax expense and the product of loss before tax multiplied by the PRC Enterprise Income tax Rate for the years ended March 31, 2022 and 2021.

	Years ended March 31
	2022	2021
	%	%
Loss before tax	1,114,446	28,022
Tax at the PRC enterprise income tax rate of 25%	(278,611)	(7,005)
Tax effect of preferential tax rate for small scale and low profit enterprise	(11,255)	(16,984)
Tax effect of tax loss not recognized	274,330	79,772
Tax effect of non-deductible expenses and non-taxable income, net	26,655	(55,783)
Effective income tax rate	11,119	—

As of March 31, 2022 and 2021, there were no deferred tax assets and liabilities recognized. As at March 31, 2022, the Group has unused tax losses of $1,675,496 (As at March 31, 2021: $578,176). No deferred tax assets has been recognised in respect of the tax losses due to the unpredictability of future profit streams.

(b)	Sales tax

The Company’s subsidiaries incorporated in the PRC are subject to a value added tax (“VAT”)for services rendered at a rate of 6% and for goods sold at a rate varying from 0% to 13% of the gross sales price depending on their categories in different periods. A credit is available whereby the VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on sales of the finished products and services. There is no VAT for Dandong BF which carries out the agricultural business.

(c)	Tax payable

The Company does not have material income tax payable as of March 31, 2022 and 2021.